Quantitative and qualitative disclosure about market risk - Geographical area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets
Total	$ 17,096	$ 10,073	$ 3,569
Hong Kong
Revenues from External Customers and Long-Lived Assets
Total	16,783	10,047	3,442
Australia
Revenues from External Customers and Long-Lived Assets
Total	115		$ 127
PRC
Revenues from External Customers and Long-Lived Assets
Total	$ 198	$ 26